Earnings per share (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Basic and Diluted Earnings Per Share

	2020 pence	2019 pence	2018 pence
Basic earnings per share	115.5	93.9	73.7

Diluted earnings per share	114.1	92.6	72.9

Schedule of Numbers of Shares Earnings Per Share
The numbers of shares used in calculating basic and diluted earnings per share are reconciled below.

Weighted average number of shares in issue	2020 millions	2019 millions	2018 millions
Basic	4,976	4,947	4,914
Dilution for share options and awards	62	69	57

Diluted	5,038	5,016	4,971